Debt, Net - Schedule of maturities of long-term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 7,698
2022	20,821	$ 5,274
2023	24,516	16,698
2024	24,508	23,948
2025	93,020	23,948
Total	170,563	166,639
Less, original issue discount, net of amortization ($3.4 million)	(13,586)	(14,674)
Less, debt issuance costs, net of amortization ($0.4 million)	(3,692)	(4,180)
Total debt, net, current and non-current	153,285	$ 147,800
Original issue discount, accumulated amortization	3,400
Debt issuance costs, accumulated amortization	$ 400